Long-Term Debts (Details) - Schedule of Contractual Maturities of Long Term Debts - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Contractual Maturities of Long Term Debts [Abstract]
Within 1 year	$ 505,775	$ 535,226
1 – 2 years	235,952	404,883
2 – 3 years	139,902	141,578
3 – 4 years	139,902	141,578
4 – 5 years	139,902	921,457
Over 5 years	311,737	386,830
Total	$ 1,473,170	$ 2,531,552